Commitments and Contingencies (Details Narrative) - USD ($)						1 Months Ended	2 Months Ended	12 Months Ended
	Jul. 29, 2020	Jul. 29, 2020	Jun. 04, 2020	Sep. 13, 2017	Aug. 22, 2017	Jun. 15, 2020	Jul. 29, 2020	May 31, 2020	Jul. 02, 2020	May 31, 2019	Jan. 01, 2019
Other Commitments [Line Items]
Weighted average discount rate								10.40%
Weighted average remaining lease term								41 months
Operating lease right-of-use assets								$ 490,984		$ 100,146	$ 500,000
Operating lease expense								147,000
Subsequent Event [Member]
Other Commitments [Line Items]
Number of common stock shares issued	757,000		85,905			25,000
Accrued interest	$ 150,000	$ 150,000					$ 150,000		$ 15,000
Operating Lease Liabilities [Member]
Other Commitments [Line Items]
Operating lease liabilities								$ 488,778
Underwriter [Member]
Other Commitments [Line Items]
Sale of stock, price per share								$ 13.00
Jed Kaplan [Member]
Other Commitments [Line Items]
Cash bonus								$ 216,625
Accrued interest								$ 75,000
Jed Kaplan [Member] | Subsequent Event [Member]
Other Commitments [Line Items]
Cash bonus	$ 75,000	75,000					$ 75,000
Number of common stock shares issued							300,000
Jed Kaplan [Member] | Subsequent Event [Member] | Kaplan 2020 Agreement [Member]
Other Commitments [Line Items]
Monthly base salary		$ 5,000
Number of shares of common stock fully vested upon grant	15,000	15,000					15,000
Cash bonus	$ 50,000	$ 50,000					$ 50,000
Initial term		1 year
Board of Directors [Member]
Other Commitments [Line Items]
Number of common stock shares issued								250,000
Mr. Franklin [Member]
Other Commitments [Line Items]
Cash bonus								$ 216,625
Accrued interest								75,000
Mr. Franklin [Member] | Subsequent Event [Member]
Other Commitments [Line Items]
Number of shares of common stock fully vested upon grant	250,000	250,000					250,000
Cash bonus	$ 75,000	$ 75,000					$ 75,000
Number of common stock shares issued							265,000
Mr. Franklin [Member] | Subsequent Event [Member] | Franklin 2020 Agreement [Member]
Other Commitments [Line Items]
Monthly base salary		$ 12,500
Number of shares of common stock fully vested upon grant	6,250	6,250					6,250
Cash bonus	$ 50,000	$ 50,000					$ 50,000
Employee and Directors [Member]
Other Commitments [Line Items]
Accrued interest								166,675
Employee and Directors [Member] | Subsequent Event [Member]
Other Commitments [Line Items]
Number of common stock shares issued							192,000
Number of common stock shares issued for services		192,000
Initial Public Offering [Member]
Other Commitments [Line Items]
Market value of shares held								15,000,000
Aggregate exercise price of unit sold to underwriters								$ 100
Number of shares issued under purchase option					5,000,000			250,000
Options exercisable, per unit								11.50
Sale of stock, price per share					$ 10.00
Weighted average discount rate								12.00%
Initial Public Offering [Member] | Underwriters [Member]
Other Commitments [Line Items]
Number of shares issued under purchase option				200,000
Over-Allotment Option [Member] | Underwriters [Member]
Other Commitments [Line Items]
Aggregate exercise price of unit sold to underwriters								$ 2,990,000
Number of shares issued under purchase option								260,000